Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 5,422,319	[1]	€ 1,392,886
Business combinations			18,776
Additions	20,945,099		4,361,226
Disposals	(79,989)
Transfers	30,734
Depreciation for the year	(1,045,566)		(349,423)
Translation differences	1,105		(1,146)
Ending balance	25,273,702		5,422,319	[1]
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,956,653		1,577,797
Ending balance	26,853,602		5,956,653
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(534,334)		(184,911)
Ending balance	(1,579,900)		(534,334)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,036,444		82,017
Additions	10,177,734		1,942,714
Disposals	(74,831)
Transfers	803,713		150,220
Depreciation for the year	(320,037)		(138,507)
Ending balance	12,623,023		2,036,444
Buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,176,312		83,378
Ending balance	13,082,928		2,176,312
Buildings | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(139,868)		(1,361)
Ending balance	(459,905)		(139,868)
Fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	921,222		379,607
Additions	1,899,752		609,907
Disposals	(5,158)
Transfers	127,302
Depreciation for the year	(298,949)		(67,146)
Translation differences	1,105		(1,146)
Ending balance	2,645,274		921,222
Fixtures and fittings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,038,196		429,435
Ending balance	3,061,197		1,038,196
Fixtures and fittings | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(116,974)		(49,828)
Ending balance	(415,923)		(116,974)
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,478,399		781,042
Business combinations			18,776
Additions	8,029,437		822,351
Transfers	85,973
Depreciation for the year	(426,580)		(143,770)
Ending balance	9,167,229		1,478,399
Plant and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,755,891		914,764
Ending balance	9,871,301		1,755,891
Plant and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(277,492)		(133,722)
Ending balance	(704,072)		(277,492)
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	986,254		150,220
Additions	838,176		986,254
Transfers	(986,254)		(150,220)
Ending balance	838,176		986,254
Assets under construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	986,254		150,220
Ending balance	€ 838,176		€ 986,254

[1]	Restated amounts. Certain amounts included in the consolidated statements of financial position at 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.